DISCONTINUED OPERATIONS AND OTHER DIVESTITURES - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents - continuing operations	$ 535.1	$ 339.5	$ 571.6
Total cash and cash equivalents	540.1	372.1	630.1	$ 501.9
Demag-Mobile Cranes Business | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 5.0	$ 32.6	$ 58.5